Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Collaboration revenue	$ 32,165	$ 36,327	$ 45,222	$ 6,944
Operating expenses:
Research and development	41,882	27,385	38,482	22,911
General and administrative	9,664	5,175	7,508	5,000
Total operating expenses	51,546	32,560	45,990	27,911
Operating (loss) income	(19,381)	3,767	(768)	(20,967)
Other income (expense):
Interest income	54	108	145	33
Other expense, net	(86)	(39)	(78)	(23)
Other income (expense), net	(32)	69	67	10
(Loss) income before income taxes	(19,413)	3,836	(701)	(20,957)
Income tax expense			1
Net (loss) income	(19,413)	3,836	(702)	(20,957)
Less: accretion of redeemable convertible preferred stock to redemption value	264	326	486	45
Less: income allocable to participating securities		3,239
(Loss) income allocable to common stockholders - basic	(19,677)	271	(1,188)	(21,002)
Undistributed income re-allocated to common stockholders		147
(Loss) income allocable to common stockholders	(19,677)	418	(1,188)	(21,002)
(Loss) earnings per share allocable to common stockholders:
Basic	$ (1.49)	$ 0.17	$ (0.72)	$ (14.65)
Diluted	$ (1.49)	$ 0.16	$ (0.72)	$ (14.65)
Weighted average shares outstanding:
Basic	13,212	1,637	1,645	1,434
Diluted	13,212	2,641	1,645	1,434
Comprehensive (loss) income	$ (19,413)	$ 3,836	$ (702)	$ (20,957)